Pay vs Performance Disclosure - USD ($)		2 Months Ended	10 Months Ended	12 Months Ended
		Mar. 08, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

The following table sets forth the pay versus performance for our Named Executive Officers for each of the fiscal years ended December 31, 2024, 2023, and 2022.

* Year	Summary Compensation Table Total for PEO Dorith Hakim ($)(1)	Compensation Actually Paid to PEO Dorith Hakim ($)(1)*	Summary Compensation Table Total for former PEO Douglas McCrosson ($)(1)	Summary Compensation Actually Paid to former PEO Douglas McCrosson ($)(1)*	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)*	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income ($)(5)
2024	838,603	608,590	—	—	345,879	277,597	148.35	3,299,334
2023	1,013,818	549,826	266,759	266,759	419,570	314,384	100.00	17,201,204
2022	632,913	528,191	383,242	383,242	371,468	320,665	117.22	9,176,225

*	“Compensation Actually Paid” to NEOs represents “Total” compensation reported in the Summary Compensation Table less “Stock Awards” reported in the Summary Compensation Table for the applicable fiscal year, as determined in accordance with SEC rules.

(1)	Commencing March 9, 2022 our PEO, or Principal Executive Officer, was our Chief Executive Officer and President, Dorith Hakim.
In 2022, through March 8, 2022, our PEO was Douglas McCrosson. Mr. McCrosson’s total compensation and compensation actually paid in 2022 and 2023 was calculated including severance payments made to him in both 2022 and 2023.
(2)	In 2024 our Non-PEO named executive officers were Philip Passarello, Jay Mulhall and Andrew Davis. The average compensation was calculated by averaging all three NEOs compensation, including severance payments made to Mr. Davis for 2024 and only partial year compensation for Mr. Passarello. Mr. Davis’s employment was terminated by the Company on August 13, 2024. Mr. Passarello’s employment with the Company began on August 19, 2024.
(3)	In 2022 and 2023, our Non-PEO named executive officers were Andrew Davis and Jay Mulhall.

(4)	Assumes a $100 fixed investment as of year-end 2021 and continuing through year-end 2022, 2023, or 2024, respectively.
(5)	Net income for 2023 and 2022 includes the income tax benefits of $14,170,891 and $6,473,532, respectively, from the reduction of the Company’s deferred tax asset valuation allowance by those amounts in the fourth quarter of those respective years.

Named Executive Officers, Footnote [Text Block]

(1)	Commencing March 9, 2022 our PEO, or Principal Executive Officer, was our Chief Executive Officer and President, Dorith Hakim.
In 2022, through March 8, 2022, our PEO was Douglas McCrosson. Mr. McCrosson’s total compensation and compensation actually paid in 2022 and 2023 was calculated including severance payments made to him in both 2022 and 2023.
(2)	In 2024 our Non-PEO named executive officers were Philip Passarello, Jay Mulhall and Andrew Davis. The average compensation was calculated by averaging all three NEOs compensation, including severance payments made to Mr. Davis for 2024 and only partial year compensation for Mr. Passarello. Mr. Davis’s employment was terminated by the Company on August 13, 2024. Mr. Passarello’s employment with the Company began on August 19, 2024.
(3)	In 2022 and 2023, our Non-PEO named executive officers were Andrew Davis and Jay Mulhall.

Non-PEO NEO Average Total Compensation Amount	[1],[2]			$ 345,879	$ 419,570	$ 371,468
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]			$ 277,597	314,384	320,665
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

* Adjusted net income for 2024 excludes an income tax provision of $404,224 related to state evaluation allowance, and 2023 and 2022 excludes the income tax benefits of $14,170,891 and $6,473,532, respectively, from the reduction of the Company’s deferred tax asset valuation allowance by those amounts in the fourth quarter of those respective years.

Total Shareholder Return Amount	[4]			$ 148.35	100.00	117.22
Net Income (Loss) Attributable to Parent	[5]			3,299,334	17,201,204	9,176,225
Dorith Hakim [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]			838,603	1,013,818	632,913
PEO Actually Paid Compensation Amount	[3],[6]			$ 608,590	$ 549,826	528,191
PEO Name			Dorith Hakim	Dorith Hakim	Dorith Hakim
Douglas McCrosson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]				$ 266,759	383,242
PEO Actually Paid Compensation Amount	[3],[6]				$ 266,759	$ 383,242
PEO Name		Douglas McCrosson

[1]	In 2022 and 2023, our Non-PEO named executive officers were Andrew Davis and Jay Mulhall.
[2]	In 2024 our Non-PEO named executive officers were Philip Passarello, Jay Mulhall and Andrew Davis. The average compensation was calculated by averaging all three NEOs compensation, including severance payments made to Mr. Davis for 2024 and only partial year compensation for Mr. Passarello. Mr. Davis’s employment was terminated by the Company on August 13, 2024. Mr. Passarello’s employment with the Company began on August 19, 2024.
[3]	“Compensation Actually Paid” to NEOs represents “Total” compensation reported in the Summary Compensation Table less “Stock Awards” reported in the Summary Compensation Table for the applicable fiscal year, as determined in accordance with SEC rules.
[4]	Assumes a $100 fixed investment as of year-end 2021 and continuing through year-end 2022, 2023, or 2024, respectively.
[5]	Net income for 2023 and 2022 includes the income tax benefits of $14,170,891 and $6,473,532, respectively, from the reduction of the Company’s deferred tax asset valuation allowance by those amounts in the fourth quarter of those respective years.
[6]	Commencing March 9, 2022 our PEO, or Principal Executive Officer, was our Chief Executive Officer and President, Dorith Hakim. In 2022, through March 8, 2022, our PEO was Douglas McCrosson. Mr. McCrosson’s total compensation and compensation actually paid in 2022 and 2023 was calculated including severance payments made to him in both 2022 and 2023.